Income Taxes (Schedule of Income Tax Reconciliation for Continuing Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
PRC federal statutory tax rate	25.00%	25.00%	25.00%
Taxable loss from continuing operations	$ 8,306,435	$ 15,334,405	$ 3,302,693
Computed expected income tax expense	(2,076,609)	(3,833,601)	(825,673)
Effect of different tax rates	599,914	55,225	(11,943)
Effect of operation loss	1,879,913	3,808,001	2,056,223
Total income tax expense	$ 403,218	$ 29,625	$ 1,218,607